CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY - EUR (€) € in Thousands	Common stock	Additional paid-in capital	Retained Earnings / (Loss)	Other comprehensive income (loss)	Treasury stock	Total
Balance at Dec. 31, 2017	€ 3,818	€ 65,694	€ (39,608)	€ (3,604)	€ (1,142)	€ 25,158
Balance (in shares) at Dec. 31, 2017	28,997,866
Net (loss) / income			(338)			(338)
Translation adjustment				(146)		(146)
Warrants and stock options granted or exercised		289				289
Balance (in shares) at Dec. 31, 2018	28,997,886
Balance at Dec. 31, 2018	€ 3,818	65,983	(39,947)	(3,748)	(1,142)	24,964
Net (loss) / income			1,512			1,512
Translation adjustment				(61)		(61)
Warrants and stock options granted or exercised		232				232
Capital increase	€ 8	116				124
Capital increase (in shares)	65,600
Treasury stock disposition					214	214
Treasury stock disposition (in shares)	78,100
Provision for retirement indemnities				374		374
Balance (in shares) at Dec. 31, 2019	29,141,566
Balance at Dec. 31, 2019	€ 3,826	66,331	(38,435)	(3,436)	(928)	27,359
Net (loss) / income			(1,704)			(1,704)
Translation adjustment				410		410
Warrants and stock options granted or exercised		160				160
Capital increase	€ 3	57				60
Capital increase (in shares)	23,750
Provision for retirement indemnities				(38)		(38)
Balance (in shares) at Dec. 31, 2020	29,165,316
Balance at Dec. 31, 2020	€ 3,830	€ 66,548	€ (40,139)	€ (3,064)	€ (928)	€ 26,248